CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2018
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

6.     CASH AND CASH EQUIVALENTS

	December 31,	December 31,	December 31,
	2018	2017	2016
Cash held in:
United States dollars	$8,173,582	$16,989,119	$6,386,135
Canadian dollars	483,730	70,112	7,231,160
Euros	585,497	447,926	344,242
Cashable Canadian dollar high interest savings accounts	—	—	4,713,385
Cashable United States dollar high interest savings accounts	—	—	4,279,649
	$9,242,809	$17,507,157	$22,954,571